Share Capital - Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	4,202,389	4,202,389	4,641,763	5,061,417
Weighted Exercise Price (in dollars per share) | $ / shares	$ 8.98		$ 7.91	$ 6.23
Vested and Exercisable Number of Stock Options (in shares)	3,477,261	3,477,261
Weighted Average Remaining Life in Years	2 years 21 days
May 15, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	190,334	190,334
Weighted Exercise Price (in dollars per share) | $ / shares	$ 1.50
Vested and Exercisable Number of Stock Options (in shares)	190,334	190,334
Weighted Average Remaining Life in Years	4 months 13 days
July 10, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	60,000	60,000
Weighted Exercise Price (in dollars per share) | $ / shares	$ 1.50
Vested and Exercisable Number of Stock Options (in shares)	60,000	60,000
Weighted Average Remaining Life in Years	6 months 7 days
November 24, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	159,000	159,000
Weighted Exercise Price (in dollars per share) | $ / shares		$ 6.48
Vested and Exercisable Number of Stock Options (in shares)	159,000	159,000
Weighted Average Remaining Life in Years	10 months 24 days
December 7, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	1,142,501	1,142,501
Weighted Exercise Price (in dollars per share) | $ / shares		$ 6.74
Vested and Exercisable Number of Stock Options (in shares)	1,142,501	1,142,501
Weighted Average Remaining Life in Years	11 months 4 days
January 18, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	60,000	60,000
Weighted Exercise Price (in dollars per share) | $ / shares		$ 7.95
Vested and Exercisable Number of Stock Options (in shares)	60,000	60,000
Weighted Average Remaining Life in Years	1 year 18 days
June 19, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	104,000	104,000
Weighted Exercise Price (in dollars per share) | $ / shares		$ 10.25
Vested and Exercisable Number of Stock Options (in shares)	104,000	104,000
Weighted Average Remaining Life in Years	1 year 5 months 19 days
July 16, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	100,000	100,000
Weighted Exercise Price (in dollars per share) | $ / shares		$ 9.01
Vested and Exercisable Number of Stock Options (in shares)	100,000	100,000
Weighted Average Remaining Life in Years	1 year 6 months 14 days
December 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	1,004,828	1,004,828
Weighted Exercise Price (in dollars per share) | $ / shares		$ 9.76
Vested and Exercisable Number of Stock Options (in shares)	1,004,828	1,004,828
Weighted Average Remaining Life in Years	2 years
January 2, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	125,000	125,000
Weighted Exercise Price (in dollars per share) | $ / shares		$ 9.80
Vested and Exercisable Number of Stock Options (in shares)	125,000	125,000
Weighted Average Remaining Life in Years	2 years 3 days
August 15, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	20,000	20,000
Weighted Exercise Price (in dollars per share) | $ / shares		$ 21.09
Vested and Exercisable Number of Stock Options (in shares)	20,000	20,000
Weighted Average Remaining Life in Years	2 years 7 months 13 days
December 12, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	448,951	448,951
Weighted Exercise Price (in dollars per share) | $ / shares		$ 20.52
Vested and Exercisable Number of Stock Options (in shares)	292,203	292,203
Weighted Average Remaining Life in Years	2 years 11 months 12 days
January 2, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	73,456	73,456
Weighted Exercise Price (in dollars per share) | $ / shares		$ 23.42
Vested and Exercisable Number of Stock Options (in shares)	53,456	53,456
Weighted Average Remaining Life in Years	3 years 3 days
December 17, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	397,409	397,409
Weighted Exercise Price (in dollars per share) | $ / shares		$ 18.90
Vested and Exercisable Number of Stock Options (in shares)	136,980	136,980
Weighted Average Remaining Life in Years	3 years 11 months 15 days
March 18, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	50,000	50,000
Weighted Exercise Price (in dollars per share) | $ / shares		$ 24.45
Vested and Exercisable Number of Stock Options (in shares)	0	0
Weighted Average Remaining Life in Years	4 years 2 months 15 days
August 19, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	17,514	17,514
Weighted Exercise Price (in dollars per share) | $ / shares		$ 23.37
Vested and Exercisable Number of Stock Options (in shares)	0	0
Weighted Average Remaining Life in Years	4 years 7 months 20 days
December 15, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares)	249,396	249,396
Weighted Exercise Price (in dollars per share) | $ / shares		$ 18.69
Vested and Exercisable Number of Stock Options (in shares)	28,959	28,959
Weighted Average Remaining Life in Years	4 years 11 months 15 days